Derivative Financial Liabilities - (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Liabilities
Schedule of balance and movement of derivative financial liabilities measured at fair value

RMB
Short-term derivative financial liabilities:
ESA derivative liabilities	269,251,436

Long-term derivative financial liabilities:
Warrant liabilities	19,083,004
288,334,440